Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000094762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transwestern Institutional Short Duration Government Bond Fund
Without Sales Load [Member] | C000094762
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%	5.59%	1.09%	1.44%
BB MBS/BB Short Treasury 50/50 Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%	5.70%	1.09%	1.68%
Bloomberg Short Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.10%	4.80%	2.69%	2.00%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%	6.52%	(0.60%)	1.30%